Description of business (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Formation date	Aug. 07, 2007
General partner, Name	Navios GP L.L.C.
Date of Initial Public Offering	Nov. 16, 2007
Common units outstanding	11,345,187	10,987,679
General partner units outstanding	237,822	230,524
Olympos Maritime Ltd [Member]
Business Acquisition [Line Items]
Navios Holdings' general partner interest in Navios Partners	2.10%
Navios Holdings I [Member]
Business Acquisition [Line Items]
Common units outstanding	2,070,216
Ownership percentage of Navios Holdings	18.20%